Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended		120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000063510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000091256
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus
C000063509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000091255
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus
C000164428
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus
C000063508
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000091254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus
C000063513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000091259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus
C000195178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000195179
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Plus
Without Sales Load [Member] | C000063510
Average Annual Return [Line Items]
Average Annual Return, Percent	10.02%	6.72%			8.42%
Without Sales Load [Member] | C000091256
Average Annual Return [Line Items]
Average Annual Return, Percent	10.28%	6.90%			8.62%
Without Sales Load [Member] | C000063509
Average Annual Return [Line Items]
Average Annual Return, Percent	4.22%	0.44%			1.74%
Without Sales Load [Member] | C000091255
Average Annual Return [Line Items]
Average Annual Return, Percent	4.37%	0.56%			1.89%
Without Sales Load [Member] | C000164428
Average Annual Return [Line Items]
Average Annual Return, Percent	4.67%	0.79%			1.59%
Without Sales Load [Member] | C000063508
Average Annual Return [Line Items]
Average Annual Return, Percent	3.96%	2.21%			2.23%
Without Sales Load [Member] | C000091254
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%	2.40%			2.43%
Without Sales Load [Member] | C000063513
Average Annual Return [Line Items]
Average Annual Return, Percent	10.76%	5.56%			8.11%
Without Sales Load [Member] | C000091259
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%	5.79%			8.35%
Without Sales Load [Member] | C000195178
Average Annual Return [Line Items]
Average Annual Return, Percent	1.53%	4.02%	8.16%
Without Sales Load [Member] | C000195179
Average Annual Return [Line Items]
Average Annual Return, Percent	1.49%	4.06%		8.28%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%			13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	18.09%	10.87%			13.72%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%			1.70%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%			2.16%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%			1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%			1.70%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.72%	3.77%			9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	25.72%	3.77%			9.88%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	23.45%	5.48%	10.03%
Russell 2500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Average Annual Return, Percent	23.45%	5.48%		9.86%
Bloomberg US Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent	4.41%	1.33%			2.04%
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index (60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
Average Annual Return, Percent	12.54%	7.19%			9.19%
Bloomberg US Intermediate Government/Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Average Annual Return, Percent	4.41%	1.33%			2.04%
60% Russell 3000, 40% Barclays US Intermediate Gov/Credit
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Composite Index (60% Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index, 40% Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index)
Average Annual Return, Percent	12.54%	7.19%			9.19%
Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Blend Index (1-17)
Average Annual Return, Percent	4.49%	1.17%			2.10%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.96%	2.04%			2.02%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent	3.96%	2.04%			2.02%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	28.09%	5.79%			9.61%
Russell 2000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	28.09%	5.79%			9.61%
Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	25.43%	7.64%	10.45%
Russell 2500 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	25.43%	7.64%		10.31%